Components and Related Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Adjustments from foreign currency translation:
Balance at beginning of year	¥ (1,385,045)		¥ (1,268,233)		¥ (977,488)
Current-period other comprehensive income (loss)	415,462		(116,812)		(290,745)
Balance at end of year	(969,583)		(1,385,045)		(1,268,233)
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of year	36,198		30,299		29,724
Current-period other comprehensive income (loss)	7,933		5,899		575
Balance at end of year	44,131		36,198		30,299
Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(185)		(156)		(324)
Current-period other comprehensive income (loss)	(52)		(29)		168
Balance at end of year	(237)		(185)		(156)
Pension and other postretirement benefits adjustments
Balance at beginning of year	(297,046)	[1]	(257,290)	[1]	(260,074)	[1]
Current-period other comprehensive income (loss)	(14,057)	[1]	(39,756)	[1]	2,784	[1]
Balance at end of year	(311,103)	[1]	(297,046)	[1]	(257,290)	[1]
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,646,078)		(1,495,380)		(1,208,162)
Current-period other comprehensive income (loss)	409,286		(150,698)		(287,218)
Balance at end of year	¥ (1,236,792)		¥ (1,646,078)		¥ (1,495,380)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).